Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of June 30, 2017 and December 31, 2016. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	June 30, 2017		December 31, 2016
(U.S. Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$64,501	$64,501	$27,664	$27,664
Current derivative assets:
Interest rate swap contracts	124	124	—	—
Foreign exchange forward contracts	138	138	—	—
Non-current derivative assets:
Interest rate swap contracts	4,461	4,461	3,154	3,154
Foreign exchange forward contracts	39	39	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	1,634	1,634	2,039	2,039
Foreign exchange forward contracts	411	411	1,265	1,265
Non-current derivative liabilities:
Interest rate swap contracts	793	793	285	285
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	912,010	911,083	745,649	743,898

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value or for which fair value is required to be disclosed) as of June 30, 2017 and December 31, 2016:

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	June 30, 2017	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$64,501	$64,501	$—	$—
Current derivative assets:
Interest rate swap contracts	124	—	124	—
Foreign exchange forward contracts	138	—	138	—
Non-current derivative assets:
Interest rate swap contracts	4,461	—	4,461	—
Foreign exchange forward contracts	39	—	39	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	1,634	—	1,634	—
Foreign exchange forward contracts	411	—	411	—
Non-current derivative liabilities:
Interest rate swap contracts	793	—	793	—
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	912,010	—	911,083	—

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	December 31, 2016	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$27,664	$27,664	$—	$—
Current derivative assets:
Interest rate swap contracts	—	—	—	—
Foreign exchange forward contracts	—	—	—	—
Non-current derivative assets:
Interest rate swap contracts	3,154	—	3,154	—
Foreign exchange forward contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	2,039	—	2,039	—
Foreign exchange forward contracts	1,265	—	1,265	—
Non-current derivative liabilities:
Interest rate swap contracts	285	—	285	—
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	745,649	—	743,898	—